PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, consisted of the following:

	December 31, 2016	December 31, 2015

Land	$99,497	$2,417
Terminals and equipment	165,234	80,718
Pipelines	288,867	21,379
Storage facilities	62,238	60,959
Construction in progress	26,448	1,463
	642,284	166,936
Accumulated depreciation	(33,482)	(18,501)
Property, plant and equipment, net	$608,802	$148,435

Capitalized interest in connection with construction in progress during 2016 and 2015 was $118 and $0, respectively.